Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Decrease in valuation allowance						$ (2,500,000)
Duration taken into consideration to calculate cumulative profitability					3 years
Cumulative profitability					$ 55,100,000
Net deferred tax assets					11,189,000
Tax benefit which resulted from the release of valuation allowance					(9,900,000)
Partial valuation allowance maintained against U.S deferred tax assets					$ 554,000	10,461,000
Net operating loss carryforwards, expiration					Expire at various dates through 2033
Research and development credit carryforwards, expiration					Expire at various dates through 2033
Net operating losses utilization limit, year 2017					$ 4,800,000
Net operating losses utilization limit, year 2018					2,300,000
Net operating losses utilization limit, thereafter					1,400,000
Cumulative foreign earnings for which U.S. income taxes have not been provided					642,000
Unrecognized tax benefits that if recognized would favorably impact effective tax rate	$ 1,000,000		$ 1,000,000		396,000
Uncertain tax positions	1,500,000		1,500,000		940,000	0
Interest or penalties recognized					0
Interest or penalties accrued					0
Income tax provision	$ 2,219,000	$ 2,716,000	$ 3,796,000	$ 4,779,000	$ (715,000)	$ 2,933,000
Effective income tax rate	11.20%	36.60%	10.60%	34.60%	(1.80%)	17.80%
Federal
Income Taxes [Line Items]
Net operating loss carryforwards					$ 12,200,000
Expiration of federal net operating loss carryforwards before utilization					754,000
State
Income Taxes [Line Items]
Net operating loss carryforwards					12,800,000
Research Tax Credit Carryforward | Federal
Income Taxes [Line Items]
Research and development credit carryforwards					2,500,000
Research Tax Credit Carryforward | State
Income Taxes [Line Items]
Research and development credit carryforwards					$ 4,500,000